Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2012
ACTIVE ASSETS MONEY TRUST (Prospectus Summary): | ACTIVE ASSETS MONEY TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVE ASSETS MONEY TRUST
Supplement Text	ck0000351895_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; asset-backed securities; U.S. dollar-denominated foreign bank obligations; repurchase agreements; and municipal obligations.

Risk, Heading	rr_RiskHeading	The following is hereby inserted as the penultimate paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Supplement Closing	ck0000351895_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ACTIVE ASSETS MONEY TRUST | ACTIVE ASSETS MONEY TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	aamxx